Other Accrued Liabilities	12 Months Ended
Dec. 31, 2013
OTHER ACCRUED LIABILITIES [Abstract]
Other Accrued Liabilities

17. OTHER ACCRUED LIABILITIES

	As of December 31, (in thousands)
	2012	2013
Consideration payable for business acquisitions	$19,658	$2,820
Customer deposits	5,258	3,807
Advance from government grants	3,007	3,479
Accrued transaction costs for acquisition of the 17173 Business	1,541	1,670
Others	2,695	3,096

Total	$32,159	$14,872